Juanita M. Thomas Senior Assistant General Counsel

February 19, 2021

BY EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:  ZALICO Variable Annuity Separate Account (“Separate Account”)

Post-Effective Amendment No. 33 to Form N-4 Registration Statement

File Number 333-22375 and 811-3199 – ZALICO Variable Annuity Separate Account

Zurich North America
Commissioners:

Direct: 573-754-4805 Mobile: (425) 417-5990 juanita.thomas@zurich.com	Zurich American Life Insurance Company (“Zurich”), on behalf of its Separate Account, is filing electronically herewith Post-Effective Amendment No. 33 to the above-referenced registration statement under the Securities Act of 1933, as amended (“Securities Act”), which also constitutes Amendment No. 139 to the registration statement under the Investment Company Act of 1940 (“Amendment”).

The purpose of the Amendment is to update the registration statement to comply with the requirements of amended Form N-4. Zurich, on behalf of its Separate Account, intends to file a subsequent post-effective amendment to include audited financial statements, responses to any Commission staff comments, and other information pursuant to Rule 485(b) under the Securities Act.

If you have any comments or questions about this filing, please contact the undersigned at 573-754-4805 or juanita.thomas@zurich.com or Richard T. Choi of Carlton Fields, P.A. at 202-965-8127 or RChoi@carltonfields.com.

Sincerely,

/s/ Juanita M. Thomas

Juanita M. Thomas
Senior Assistant General Counsel

cc: Richard T. Choi, Carlton Fields, P.A.